Loans (Troubled Debt Restructurings) (Details) (Residential mortgage portfolio [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 246
Financing Receivable, Modifications, Post-Modification Recorded Investment	156
Financing Receivable, Modifications, Recorded Investment	$ 154